UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944
                                                      --------

                       OPPENHEIMER QUEST VALUE FUND, INC.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                      Date of reporting period: 04/30/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Aerospace & Defense                                                         9.5%
--------------------------------------------------------------------------------
Oil & Gas                                                                   8.3
--------------------------------------------------------------------------------
Commercial Banks                                                            8.1
--------------------------------------------------------------------------------
Media                                                                       6.3
--------------------------------------------------------------------------------
Capital Markets                                                             6.1
--------------------------------------------------------------------------------
Insurance                                                                   5.5
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    5.1
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.7
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.5
--------------------------------------------------------------------------------
Software                                                                    4.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
UBS AG                                                                      5.1%
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              5.0
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.8
--------------------------------------------------------------------------------
United Technologies Corp.                                                   4.4
--------------------------------------------------------------------------------
Wachovia Corp.                                                              4.3
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                                      4.1
--------------------------------------------------------------------------------
Boeing Co.                                                                  4.0
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           3.7
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       3.7
--------------------------------------------------------------------------------
Exelon Corp.                                                                3.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com

--------------------------------------------------------------------------------


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                 30.1%
   Commercial Banks                                                         8.7
   Capital Markets                                                          6.6
   Insurance                                                                5.9
   Diversified Financial Services                                           4.9
   Consumer Finance                                                         2.3
   Thrifts & Mortgage Finance                                               1.7
Industrials                                                                15.3
Energy                                                                     10.5
Consumer Staples                                                            9.5
Consumer Discretionary                                                      8.9
Health Care                                                                 7.4
Utilities                                                                   7.1
Information Technology                                                      6.9
Telecommunication Services                                                  2.7
Materials                                                                   1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                     10 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95 and assumed responsibility for the day-to-day management of the Fund's portfolio on 1/1/05. From 11/22/95 to 12/31/04, OpCapAdvisors was the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. Effective January 1, 2003, the Fund's Board of Directors voluntarily reduced the Class A asset-based sales charge to zero, as described in the prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


                     11 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     12 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     13 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (11/1/06)     (4/30/07)     APRIL 30, 2007
----------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,136.70   $   6.06
----------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,019.14       5.72
----------------------------------------------------------------------------
Class B Actual                      1,000.00      1,131.90      10.46
----------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,015.03       9.89
----------------------------------------------------------------------------
Class C Actual                      1,000.00      1,132.00      10.35
----------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,015.12       9.79
----------------------------------------------------------------------------
Class N Actual                      1,000.00      1,134.50       7.65
----------------------------------------------------------------------------
Class N Hypothetical                1,000.00      1,017.65       7.23
----------------------------------------------------------------------------
Class Y Actual                      1,000.00      1,137.70       5.05
----------------------------------------------------------------------------
Class Y Hypothetical                1,000.00      1,020.08       4.77

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.14%
-----------------------------
Class B             1.97
-----------------------------
Class C             1.95
-----------------------------
Class N             1.44
-----------------------------
Class Y             0.95

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                     14 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--93.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
--------------------------------------------------------------------------------
MEDIA--6.3%
Liberty Global, Inc.,
Series C 1                                         1,499,243   $     50,089,709
--------------------------------------------------------------------------------
News Corp., Inc.,
Cl. A                                                594,861         13,318,938
                                                               -----------------
                                                                     63,408,647

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Office Depot, Inc. 1                                 595,673         20,026,526
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.1%
Costco
Wholesale Corp.                                      766,256         41,048,334
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      234,500         10,763,550
                                                               -----------------
                                                                     51,811,884

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc.                                  372,848          9,164,604
--------------------------------------------------------------------------------
TOBACCO--2.9%
Altria Group, Inc.                                   416,298         28,691,258
--------------------------------------------------------------------------------
ENERGY--9.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                      483,600         15,363,972
--------------------------------------------------------------------------------
OIL & GAS--8.3%
Exxon Mobil Corp.                                    609,659         48,394,731
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     183,560         10,176,566
--------------------------------------------------------------------------------
Petroleo
Brasileiro SA, ADR                                    96,600          9,778,818
--------------------------------------------------------------------------------
Total SA,
Sponsored ADR                                        203,679         15,009,106
                                                               -----------------
                                                                     83,359,221

--------------------------------------------------------------------------------
FINANCIALS--27.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.1%
E*TRADE
Financial Corp. 1                                    471,271         10,405,664
--------------------------------------------------------------------------------
UBS AG                                               789,988         51,270,221
                                                               -----------------
                                                                     61,675,885

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Wachovia Corp.                                       782,621   $     43,466,770
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,053,380         37,805,808
                                                               -----------------
                                                                     81,272,578

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.1%
American
Express Co.                                          122,831          7,452,157
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                      187,440         13,919,294
                                                               -----------------
                                                                     21,371,451

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
Bank of America
Corp.                                                392,891         19,998,152
--------------------------------------------------------------------------------
Citigroup, Inc.                                      476,800         25,566,016
                                                               -----------------
                                                                     45,564,168

--------------------------------------------------------------------------------
INSURANCE--5.5%
Everest Re
Group Ltd.                                           374,362         37,675,792
--------------------------------------------------------------------------------
Genworth
Financial, Inc., Cl. A                               254,333          9,280,611
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                        253,594          8,677,987
                                                               -----------------
                                                                     55,634,390

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Freddie Mac                                          246,265         15,953,047
--------------------------------------------------------------------------------
HEALTH CARE--6.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Vanda
Pharmaceuticals,
Inc. 1                                               108,930          2,343,084
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Medco Health
Solutions, Inc. 1                                    131,995         10,298,250
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    119,628          9,447,023
                                                               -----------------
                                                                     19,745,273

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
Novartis AG, ADR                                     368,990         21,434,629


                     15 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Sanofi-Aventis
SA, ADR                                              570,995   $     26,185,831
                                                               -----------------
                                                                     47,620,460

--------------------------------------------------------------------------------
INDUSTRIALS--14.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--9.5%
Alliant
Techsystems, Inc. 1                                  111,933         10,424,320
--------------------------------------------------------------------------------
Boeing Co.                                           433,080         40,276,440
--------------------------------------------------------------------------------
United
Technologies Corp.                                   667,581         44,814,713
                                                               -----------------
                                                                     95,515,473

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG,
Sponsored ADR                                        170,438         20,617,885
--------------------------------------------------------------------------------
MACHINERY--2.7%
Navistar
International Corp. 1                                497,430         27,622,288
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                380,430         10,172,698
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Texas
Instruments, Inc.                                    313,869         10,787,678
--------------------------------------------------------------------------------
SOFTWARE--4.3%
Microsoft Corp.                                      349,592         10,466,784
--------------------------------------------------------------------------------
Novell, Inc. 1                                     1,529,449         11,164,978
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc. 1                                   1,171,300         22,453,821
                                                               -----------------
                                                                     44,085,583

--------------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Lubrizol Corp. (The)                                 257,450         15,431,553

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
Verizon
Communications,
Inc.                                                 671,588   $     25,641,230
--------------------------------------------------------------------------------
UTILITIES--6.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.3%
Exelon Corp.                                         486,221         36,665,926
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                               294,111          6,549,852
                                                               -----------------
                                                                     43,215,778

--------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Dynegy, Inc., Cl. A 1                                559,180          5,261,884
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
CMS Energy Corp.                                     565,124         10,466,096
--------------------------------------------------------------------------------
Sempra Energy                                        116,606          7,402,148
                                                               -----------------
                                                                     17,868,244
                                                               -----------------
Total Common Stocks
(Cost $822,461,083)                                                 939,226,742

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%

Raytheon Co. Wts.,
Exp. 6/16/11 1
(Cost $0)                                             74,983          1,371,439

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.2%

Oppenheimer Institutional Money
Market Fund,
Cl. E, 5.21% 2,3
(Cost $52,248,276)                                52,248,276         52,248,276
--------------------------------------------------------------------------------
TOTAL
INVESTMENTS,
AT VALUE
(COST $874,709,359)                                     98.3%       992,846,457
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       1.7         16,846,505
                                               ---------------------------------
NET ASSETS                                             100.0%  $  1,009,692,962
                                               =================================


                     16 | OPPENHEIMER QUEST VALUE FUND, INC.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES         GROSS           GROSS           SHARES
                                  OCTOBER 31, 2006     ADDITIONS      REDUCTIONS   APRIL 30, 2007
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%         27,864,283   290,814,652     266,430,659       52,248,276

                                                                           VALUE         DIVIDEND
                                                                      SEE NOTE 1           INCOME
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%                                    $  52,248,276       $  850,131

3. Rate shown is the 7-day yield as of April 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     17 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $822,461,083)                                               $    940,598,181
Affiliated companies (cost $52,248,276)                                                        52,248,276
                                                                                         -----------------
                                                                                              992,846,457
----------------------------------------------------------------------------------------------------------
Cash                                                                                              311,265
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               28,234,227
Shares of capital stock sold                                                                    1,358,851
Interest and dividends                                                                            853,740
Other                                                                                              64,182
                                                                                         -----------------
Total assets                                                                                1,023,668,722

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          11,603,795
Shares of capital stock redeemed                                                                1,762,285
Distribution and service plan fees                                                                193,640
Transfer and shareholder servicing agent fees                                                     156,284
Directors' compensation                                                                           128,821
Shareholder communications                                                                        109,050
Other                                                                                              21,885
                                                                                         -----------------
Total liabilities                                                                              13,975,760

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  1,009,692,962
                                                                                         =================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                     $     48,897,129
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    765,231,453
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               2,368,539
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                   75,058,743
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    118,137,098
                                                                                         -----------------
NET ASSETS                                                                               $  1,009,692,962
                                                                                         =================


                     18 | OPPENHEIMER QUEST VALUE FUND, INC.

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $726,968,845
and 34,603,124 shares of capital stock outstanding)                                              $  21.01
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)  $  22.29
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $123,342,205 and 6,343,947 shares
of capital stock outstanding)                                                                    $  19.44
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $99,514,486 and 5,119,717 shares
of capital stock outstanding)                                                                    $  19.44
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $24,212,119 and 1,162,752 shares
of capital stock outstanding)                                                                    $  20.82
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $35,655,307 and 1,667,589 shares of capital stock outstanding)                                $  21.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $376,032)                       $   7,881,993
Affiliated companies                                                                              850,131
----------------------------------------------------------------------------------------------------------
Interest                                                                                           19,956
----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            117,298
                                                                                            --------------
Total investment income                                                                         8,869,378

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                 3,282,668
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           818,944
Class B                                                                                           611,364
Class C                                                                                           466,965
Class N                                                                                            55,825
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           607,701
Class B                                                                                           130,563
Class C                                                                                           105,331
Class N                                                                                            25,078
Class Y                                                                                            40,406
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            82,131
Class B                                                                                            32,934
Class C                                                                                            13,348
Class N                                                                                             1,510
Class Y                                                                                                24
----------------------------------------------------------------------------------------------------------
Directors' compensation                                                                            23,426
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         2,297
----------------------------------------------------------------------------------------------------------
Administration service fees                                                                           750
----------------------------------------------------------------------------------------------------------
Other                                                                                              66,791
                                                                                            --------------
Total expenses                                                                                  6,368,056
Less reduction to custodian expenses                                                                  (69)
Less waivers and reimbursements of expenses                                                       (16,208)
                                                                                            --------------
Net expenses                                                                                    6,351,779
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           2,517,599
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                    76,812,416
Net increase from payment by affiliate                                                             24,707
                                                                                            --------------
Net realized gain                                                                              76,837,123
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                           43,830,352
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $ 123,185,074
                                                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                              APRIL 30, 2007      OCTOBER 31,
                                                                                 (UNAUDITED)             2006
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                        $     2,517,599   $    5,281,696
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 76,837,123      102,569,539
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             43,830,352       19,902,664
                                                                             ---------------------------------
Net increase in net assets resulting from operations                             123,185,074      127,753,899

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (4,792,788)      (4,073,913)
Class B                                                                                   --               --
Class C                                                                               (9,189)              --
Class N                                                                              (93,284)         (81,504)
Class Y                                                                             (297,663)        (286,703)
                                                                             ---------------------------------
                                                                                  (5,192,924)      (4,442,120)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          (63,895,934)    (122,478,885)
Class B                                                                          (12,582,695)     (26,255,284)
Class C                                                                           (9,367,709)     (17,750,223)
Class N                                                                           (2,112,011)      (4,236,231)
Class Y                                                                           (3,076,914)      (6,084,085)
                                                                             ---------------------------------
                                                                                 (91,035,263)    (176,804,708)

--------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                                           38,878,646       54,473,475
Class B                                                                           (3,976,494)         891,195
Class C                                                                            5,718,799        9,071,247
Class N                                                                            1,474,382          955,469
Class Y                                                                            1,750,404        1,884,042
                                                                             ---------------------------------
                                                                                  43,845,737       67,275,428

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                    70,802,624       13,782,499
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              938,890,338      925,107,839
                                                                             ---------------------------------
End of period (including accumulated net investment income of
$2,368,539 and $5,043,864, respectively)                                     $ 1,009,692,962   $  938,890,338
                                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS A                                       (UNAUDITED)           2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   20.54      $   22.00      $   19.91      $   18.30      $   15.03    $   17.97
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .07 1          .15 1          .18 1          .13 1          .07          .03
Net realized and unrealized gain (loss)              2.53           2.71           2.10           1.53           3.20        (2.56)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     2.60           2.86           2.28           1.66           3.27        (2.53)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.15)          (.14)          (.17)          (.05)            --           --
Distributions from net realized gain                (1.98)         (4.18)          (.02)            --             --         (.41)
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.13)         (4.32)          (.19)          (.05)            --         (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   21.01      $   20.54      $   22.00      $   19.91      $   18.30    $   15.03
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  13.67%         15.15%         11.51%          9.11%         21.76%      (14.52)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 726,969      $ 667,857      $ 648,207      $ 671,678      $ 613,601    $ 487,750
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 689,873      $ 648,589      $ 674,531      $ 662,530      $ 518,901    $ 567,625
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.71%          0.77%          0.85%          0.66%          0.48%        0.21%
Total expenses                                       1.15% 4        1.17% 4        1.24%          1.37%          1.51%        1.59%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.14%          1.17%          1.24%          1.37%          1.51%        1.59%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                74%           108%           129%            13%            17%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended April 30, 2007              1.15%
            Year Ended October 31, 2006                  1.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS B                                       (UNAUDITED)           2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   19.09      $   20.75      $   18.77      $   17.36      $   14.37    $   17.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.01) 1        (.01) 1         .01 1         (.03) 1        (.18)        (.13)
Net realized and unrealized gain (loss)              2.34           2.53           1.99           1.44           3.17        (2.40)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     2.33           2.52           2.00           1.41           2.99        (2.53)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   --             --             --             --             --           --
Distributions from net realized gain                (1.98)         (4.18)          (.02)            --             --         (.41)
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.98)         (4.18)          (.02)            --             --         (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   19.44      $   19.09         $20.75      $   18.77      $   17.36    $   14.37
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  13.19%         14.19%         10.65%          8.12%         20.81%      (15.09)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 123,342      $ 124,694      $ 133,285      $ 164,156      $ 213,433    $ 229,555
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 123,414      $ 126,145      $ 152,012      $ 192,420      $ 209,546    $ 296,203
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        (0.11)%        (0.04)%         0.05%         (0.19)%        (0.30)%      (0.47)%
Total expenses                                       1.97% 4        1.99% 4        2.09%          2.23%          2.35%        2.27%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.97%          1.99%          2.08%          2.23%          2.31%        2.27%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                74%           108%           129%            13%            17%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended April 30, 2007              1.97%
            Year Ended October 31, 2006                  1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     23 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS C                                       (UNAUDITED)           2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   19.09      $   20.75      $   18.79      $   17.37      $   14.38    $   17.32
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.01) 1        (.01) 1          -- 1,2       (.03) 1        (.08)        (.08)
Net realized and unrealized gain (loss)              2.34           2.53           2.00           1.45           3.07        (2.45)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     2.33           2.52           2.00           1.42           2.99        (2.53)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   -- 2           --           (.02)            --             --           --
Distributions from net realized gain                (1.98)         (4.18)          (.02)            --             --         (.41)
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.98)         (4.18)          (.04)            --             --         (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   19.44      $   19.09      $   20.75      $   18.79      $   17.37    $   14.38
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  13.20%         14.19%         10.66%          8.18%         20.79%      (15.08)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $  99,515      $  91,390      $  88,272      $  82,634      $  76,529    $  68,834
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  94,344      $  88,297      $  89,578      $  81,073      $  68,992    $  82,282
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        (0.10)%        (0.05)%         0.01%         (0.18)%        (0.32)%      (0.46)%
Total expenses                                       1.96% 5        1.99% 5        2.06%          2.21%          2.35%        2.26%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.95%          1.99%          2.06%          2.21%          2.33%        2.26%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                74%           108%           129%            13%            17%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended April 30, 2007              1.96%
            Year Ended October 31, 2006                  1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER QUEST VALUE FUND, INC.

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS N                                       (UNAUDITED)           2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   20.35      $   21.83      $   19.77      $   18.19      $   14.99    $   17.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .04 1          .09 1          .11 1          .06 1          .02         (.01)
Net realized and unrealized gain (loss)              2.50           2.69           2.10           1.53           3.18        (2.55)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     2.54           2.78           2.21           1.59           3.20        (2.56)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.09)          (.08)          (.13)          (.01)            --           --
Distributions from net realized gain                (1.98)         (4.18)          (.02)            --             --         (.41)
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.07)         (4.26)          (.15)          (.01)            --         (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   20.82      $   20.35      $   21.83      $   19.77      $   18.19    $   14.99
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  13.45%         14.83%         11.21%          8.73%         21.35%      (14.70)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $  24,212      $  22,052      $  22,418      $  18,706      $  12,361    $   8,147
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  22,602      $  21,756      $  21,527      $  15,716      $   9,847    $   6,363
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.42%          0.48%          0.51%          0.30%          0.17%       (0.02)%
Total expenses                                       1.44% 4        1.46% 4        1.53%          1.71%          1.87%        1.79%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                1.44%          1.46%          1.53%          1.71%          1.82%        1.79%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                74%           108%           129%            13%            17%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended April 30, 2007              1.44%
            Year Ended October 31, 2006                  1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS Y                                       (UNAUDITED)           2006           2005           2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   20.89      $   22.33      $   20.19      $   18.53      $   15.19    $   18.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .09 1          .19 1          .24 1          .18 1          .07          .05
Net realized and unrealized gain (loss)              2.57           2.75           2.14           1.54           3.27        (2.55)
                                                ------------------------------------------------------------------------------------
Total from investment operations                     2.66           2.94           2.38           1.72           3.34        (2.50)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.19)          (.20)          (.22)          (.06)            --           --

Distributions from net realized gain                (1.98)         (4.18)          (.02)            --             --         (.41)
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.17)         (4.38)          (.24)          (.06)            --         (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   21.38      $   20.89      $   22.33      $   20.19      $   18.53    $   15.19
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  13.77%         15.34%         11.84%          9.34%         21.99%      (14.25)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $  35,655      $  32,897      $  32,926      $  30,344      $  31,571    $  21,842
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $  33,445      $  30,419      $  32,408      $  28,011      $  26,426    $  23,774
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.91%          0.98%          1.08%          0.90%          0.69%        0.50%
Total expenses                                       0.95% 4        0.96% 4        0.98%          1.15%          1.37%        1.38%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   0.95%          0.96%          0.98%          1.15%          1.30%        1.28%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                74%           108%           129%            13%            17%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended April 30, 2007              0.95%
            Year Ended October 31, 2006                  0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     27 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's


                     28 | OPPENHEIMER QUEST VALUE FUND, INC.

Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $12,336 and payments of $5,470 were made to retired directors, resulting in an accumulated liability of $120,038 as of April 30, 2007.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment


                     29 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     30 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED APRIL 30, 2007     YEAR ENDED OCTOBER 31, 2006
                                  SHARES            AMOUNT         SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                           2,444,536     $  48,854,514      4,712,848   $   91,560,874
Dividends and/or
distributions reinvested       3,398,498        64,945,306      6,392,548      118,326,064
Redeemed                      (3,754,962)      (74,921,174)    (8,050,090)    (155,413,463)
                             --------------------------------------------------------------
Net increase                   2,088,072     $  38,878,646      3,055,306   $   54,473,475
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                             408,441     $   7,548,799      1,143,288   $   20,859,658
Dividends and/or
distributions reinvested         677,674        12,021,942      1,417,288       24,561,602
Redeemed                      (1,273,951)      (23,547,235)    (2,452,329)     (44,530,065)
                             --------------------------------------------------------------
Net increase (decrease)         (187,836)    $  (3,976,494)       108,247   $      891,195
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                             379,969     $   7,017,252        771,278   $   13,990,451
Dividends and/or
distributions reinvested         491,442         8,718,174        936,558       16,230,542
Redeemed                        (539,798)      (10,016,627)    (1,174,504)     (21,149,746)
                             --------------------------------------------------------------
Net increase                     331,613     $   5,718,799        533,332   $    9,071,247
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                             162,776     $   3,225,281        346,520   $    6,631,157
Dividends and/or
distributions reinvested         110,855         2,101,806        227,730        4,185,681
Redeemed                        (194,777)       (3,852,705)      (517,150)      (9,861,369)
                             --------------------------------------------------------------
Net increase                      78,854     $   1,474,382         57,100   $      955,469
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                             436,092     $   8,923,753        497,839   $    9,863,600
Dividends and/or
distributions reinvested         173,679         3,374,577        339,052        6,370,788
Redeemed                        (516,900)      (10,547,926)      (736,958)     (14,350,346)
                             --------------------------------------------------------------
Net increase                      92,871     $   1,750,404         99,933   $    1,884,042
                             ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                           PURCHASES              SALES
          -------------------------------------------------------------
          Investment securities        $ 683,694,442      $ 748,625,541


                     31 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      ------------------------------------
                      Up to $200 million             0.75%
                      Next $200 million              0.72
                      Next $200 million              0.69
                      Next $200 million              0.66
                      Next $700 million              0.60
                      Next $1.0 billion              0.58
                      Over $2.5 billion              0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $925,089 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                     32 | OPPENHEIMER QUEST VALUE FUND, INC.

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $3,942,506, $3,370,576 and $495,223, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS              RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------
April 30, 2007            $ 148,186         $ 5,227        $ 99,136         $ 2,885           $ 202

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2007, the Manager waived $16,208 for IMMF management fees.

      The Distributor paid the Fund $24,707 in connection with the resolution of a matter relating to certain agreements between the Distributor and certain financial intermediaries. The payment did not materially increase the Fund's total return for the period.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is


                     33 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SECURITIES LENDING Continued

delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     34 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
7. SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders has been called for June 29, 2007, at which shareholders who owned shares of the Fund on April 10, 2007 will be entitled to vote on a proposal to change the Fund's investment objective from "The Fund seeks capital appreciation" to "The Fund seeks total return." The proposed new investment objective is part of a series of changes by which the Fund would pursue a dividend growth investment strategy, focusing on companies that pay, or are expected to pay, dividends that are expected to grow over time. In addition, if shareholders approve the proposed change to the Fund's investment objective, the Fund's advisory fee schedule would be revised, resulting in a lower advisory fee rate paid by the Fund, and the name of the Fund would change to "Oppenheimer Rising Dividends Fund, Inc."


                     35 | OPPENHEIMER QUEST VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     36 | OPPENHEIMER QUEST VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     37 | OPPENHEIMER QUEST VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Chris Leavy and the Manager's Value investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load large-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median.


                     38 | OPPENHEIMER QUEST VALUE FUND, INC.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                     39 | OPPENHEIMER QUEST VALUE FUND, INC.



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a) (1) Not applicable to semiannual reports.

        (2) Exhibits attached hereto.

        (3) Not applicable.

    (b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.

By: /s/ John V. Murphy
    ------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/12/2007